Debt, ABCFL Facility (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Company	Mar. 09, 2026 USD ($)	Dec. 31, 2025 USD ($)
Debt [Abstract]
Percentage of construction costs of Newbuilding MR Tanker to be funded by the Company		15.00%
Number of related companies owned by Former Parent that entered into agreements with ABCFL | Company	4
Balance outstanding	$ 81,420		$ 77,937
Contractual Commitments to Shipyard for Newbuilding MR Tanker [Member]
Debt [Abstract]
Contractual commitments	38,420	$ 45,200
Installment payment to shipyard	$ 6,780
ABCFL Facility [Member]
Debt [Abstract]
Percentage of construction costs of Newbuilding MR Tanker to be financed	85.00%	85.00%
Face amount		$ 38,420
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term Secured Overnight Financing Rate [Member]
Basis spread on variable rate	1.80%
Frequency of periodic payment	quarterly
Installment payment	$ 506
Term	10 years
Purchase obligation		$ 18,200
Balance outstanding	$ 5,763
Minimum liquidity required per tanker vessel	$ 440
Maximum ratio of total net debt to market value of fleet	80.00%
Percentage of vessel's market value	85.00%
Minimum term of time charter assigned as security	12 months
Variable rate	3.66%